Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 19,777,825		$ 17,723,687	$ 18,611,515
Loss on abandonment	102		2,483	9,448
(Reversal of) allowance for inventory valuation and obsolescence loss	(26,114)		80,633	(15,956)
Cost of revenue	$ 19,751,813	$ 602,373	$ 17,806,803	$ 18,605,007